GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Communication Services – 30.0%
74,875	Alphabet, Inc., Class C*	$ 9,237,329
76,483	Bumble, Inc., Class A*	1,170,190
43,899	CTS Eventim AG & Co. KGaA (Germany)	2,943,766
23,961	Electronic Arts, Inc.	3,067,008
41,707	Live Nation Entertainment, Inc.*	3,334,058
25,097	Meta Platforms, Inc., Class A*	6,643,678
9,095	NAVER Corp. (South Korea)	1,367,077
105,071	NetEase, Inc. (China)	1,779,761
18,691	Sea Ltd. ADR (Singapore)*	1,073,050
91,125	Snap, Inc., Class A*	929,475
91,966	Tencent Holdings Ltd. (China)	3,648,918
30,394	T-Mobile US, Inc.*	4,171,576
38,824	Walt Disney Co. (The)*	3,414,959

		42,780,845

Consumer Discretionary – 24.6%
81,280	Amazon.com, Inc.*	9,800,742
22,157	Basic-Fit NV (Netherlands)*(a)(b)	843,291
9,706	Etsy, Inc.*	786,671
147,836	Farfetch Ltd., Class A (United Kingdom)*	728,832
41,570	Foot Locker, Inc.	1,052,552
6,379	LVMH Moet Hennessy Louis Vuitton SE (France)	5,535,052
138,865	Meituan, Class B (China)*(b)	1,954,833
1,886	MercadoLibre, Inc. (Brazil)*	2,336,754
63,865	Moncler SpA (Italy)	4,311,237
41,015	NIKE, Inc., Class B	4,317,239
493,271	Samsonite International SA*(b)	1,252,672
5,518	Ulta Beauty, Inc.*	2,261,442

		35,181,317

Consumer Staples – 5.8%
818,724	Budweiser Brewing Co. APAC Ltd. (China)(b)	2,058,249
347,030	Davide Campari-Milano NV (Italy)	4,517,319
103,068	Proya Cosmetics Co. Ltd., Class A (China)	1,736,845

		8,312,413

Financials – 6.2%
1,443	Adyen NV (Netherlands)*(b)	2,348,803
17,831	Mastercard, Inc., Class A	6,508,671

		8,857,474

Shares	Description	Value

Common Stocks – (continued)
Health Care – 1.6%
11,674	Illumina, Inc.*	$ 2,295,692

Industrials – 2.6%
105,379	Experian PLC	3,698,785

Information Technology – 14.5%
18,302	Apple, Inc.	3,244,029
696,057	Locaweb Servicos de Internet SA (Brazil)(b)	1,040,980
110,925	MediaTek, Inc. (Taiwan)	2,739,959
21,341	NVIDIA Corp.	8,074,154
305,044	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5,539,486

		20,638,608

Materials – 3.7%
59,289	Ball Corp.	3,033,225
20,895	DSM-Firmenich AG (Switzerland)*	2,317,613

		5,350,838

Real Estate – 3.1%
24,182	American Tower Corp. REIT	4,460,128

Utilities – 6.1%
169,965	EDP Renovaveis SA (Spain)	3,366,691
2,255	EDP Renovaveis SA (Spain)*	44,668
71,270	NextEra Energy, Inc.	5,235,494

		8,646,853

TOTAL COMMON STOCKS (Cost $149,417,720)		$140,222,953

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $149,417,720)		$140,222,953

GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
624,251	5.003%	$ 624,251
(Cost $624,251)

TOTAL INVESTMENTS – 98.6% (Cost $150,041,971)		$140,847,204

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		1,890,351

NET ASSETS – 100.0%		$142,737,555

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%
Denmark – 1.8%
48,749	Genmab A/S ADR (Health Care)*	$ 1,911,448

France – 0.6%
2,292	Sartorius Stedim Biotech (Health Care)	600,124

Italy – 0.7%
27,284	Stevanato Group SpA (Health Care)	734,213

Japan – 5.7%
96,969	Chugai Pharmaceutical Co. Ltd. (Health Care)	2,606,152
17,631	Hoya Corp. (Health Care)	2,216,573
66,115	Kyowa Kirin Co. Ltd. (Health Care)	1,268,212

		6,090,937

Netherlands – 0.8%
2,130	Argenx SE ADR (Health Care)*	827,931

Switzerland – 0.9%
1,543	Lonza Group AG (Health Care)	961,094

United Kingdom – 5.6%
39,317	AstraZeneca PLC (Health Care)	5,681,862
102,876	Oxford Nanopore Technologies PLC (Health Care)*	344,518

		6,026,380

United States – 81.7%
83,173	2seventy bio, Inc. (Health Care)*	990,590
15,162	Alexandria Real Estate Equities, Inc. REIT (Real Estate)	1,720,281
4,011	Align Technology, Inc. (Health Care)*	1,133,749
5,950	Alnylam Pharmaceuticals, Inc. (Health Care)*	1,100,810
10,182	Axonics, Inc. (Health Care)*	492,707
12,386	Beam Therapeutics, Inc. (Health Care)*	395,113
10,975	Biogen, Inc. (Health Care)*	3,253,100

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
33,366	BioMarin Pharmaceutical, Inc. (Health Care)*	$ 2,900,840
109,009	Boston Scientific Corp. (Health Care)*	5,611,783
40,607	Bristol-Myers Squibb Co. (Health Care)	2,616,715
7,802	Cooper Cos., Inc. (The) (Health Care)	2,898,677
17,230	CSL Ltd. (Health Care)	3,416,370
6,039	Cytokinetics, Inc. (Health Care)*	227,610
5,598	Danaher Corp. (Health Care)	1,285,413
30,986	Dexcom, Inc. (Health Care)*	3,633,418
42,049	Edwards Lifesciences Corp. (Health Care)*	3,541,787
15,074	Eli Lilly & Co. (Health Care)	6,473,680
18,205	Exact Sciences Corp. (Health Care)*	1,485,164
27,548	Exelixis, Inc. (Health Care)*	531,125
47,515	Gilead Sciences, Inc. (Health Care)	3,655,804
52,760	Halozyme Therapeutics, Inc. (Health Care)*	1,711,007
3,085	IDEXX Laboratories, Inc. (Health Care)*	1,433,815
12,121	Illumina, Inc. (Health Care)*	2,383,595
16,965	Inari Medical, Inc. (Health Care)*	1,024,686
12,915	Insulet Corp. (Health Care)*	3,541,939
17,983	Intuitive Surgical, Inc. (Health Care)*	5,535,887
3,658	iRhythm Technologies, Inc. (Health Care)*	418,000
1,983	Mettler-Toledo International, Inc. (Health Care)*	2,621,268
25,344	Neurocrine Biosciences, Inc. (Health Care)*	2,269,048
12,915	Novanta, Inc. (Information Technology)*	2,138,724
10,384	Sage Therapeutics, Inc. (Health Care)*	514,008
12,800	Sarepta Therapeutics, Inc. (Health Care)*	1,582,080
15,515	Seagen, Inc. (Health Care)*	3,036,286
3,111	Shockwave Medical, Inc. (Health Care)*	855,805
15,118	Ultragenyx Pharmaceutical, Inc. (Health Care)*	746,224
15,555	Veeva Systems, Inc., Class A (Health Care)*	2,577,464
3,129	Waters Corp. (Health Care)*	786,067
5,818	West Pharmaceutical Services, Inc. (Health Care)	1,946,877
20,231	Zimmer Biomet Holdings, Inc. (Health Care)	2,576,216

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
13,267	Zoetis, Inc. (Health Care)	$ 2,162,654

		87,226,386

TOTAL INVESTMENTS – 97.8% (Cost $107,236,547)		$104,378,513

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		2,348,765

NET ASSETS – 100.0%		$106,727,278

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Market Value

Health Care	96.3%
Information Technology	2.1
Real Estate	1.6

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Australia – 0.1%
685,519	Carbon Revolution Ltd. (Consumer Discretionary)*	$ 62,109

Belgium – 1.1%
61,306	Umicore SA (Materials)	1,699,317

China – 3.0%
87,087	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	2,702,999
1,994,884	Xinyi Solar Holdings Ltd. (Information Technology)	1,969,847

		4,672,846

Denmark – 5.2%
41,599	Chr Hansen Holding A/S (Materials)	3,008,620
56,012	Novozymes A/S, Class B (Materials)	2,691,867
27,710	Orsted AS (Utilities)(a)	2,419,845

		8,120,332

Finland – 1.7%
69,742	Neste OYJ (Energy)	2,629,829

France – 1.0%
44,447	Imerys SA (Materials)	1,576,024

Germany – 3.2%
136,426	Infineon Technologies AG (Information Technology)	5,051,263

Ireland – 2.1%
48,798	Kingspan Group PLC (Industrials)	3,229,623

Italy – 3.8%
952,130	Enel SpA (Utilities)	5,946,257

Japan – 11.1%
26,960	Daikin Industries Ltd. (Industrials)	5,125,131
56,614	Horiba Ltd. (Information Technology)	3,099,861
8,090	Keyence Corp. (Information Technology)	3,925,863
80,870	Kurita Water Industries Ltd. (Industrials)	3,305,069
37,746	NIDEC Corp. (Industrials)	1,874,940

		17,330,864

Shares	Description	Value

Common Stocks – (continued)
Netherlands – 1.8%
67,801	Aalberts NV (Industrials)	$ 2,855,165
10,901	Pryme NV (Industrials)*(a)	14,283

		2,869,448

Norway – 0.8%
1,079,148	Aker Carbon Capture ASA (Industrials)*	1,204,762
160,553	Circa Group AS (Materials)*	72,619

		1,277,381

Spain – 3.8%
493,925	Iberdrola SA (Utilities)	6,002,939

Sweden – 0.3%
68,035	Re:NewCell AB (Materials)*(b)	443,519

Switzerland – 8.8%
109,830	ABB Ltd. (Industrials)	3,996,003
52,705	DSM-Firmenich AG (Materials)*	5,845,885
14,508	Sika AG (Materials)	3,942,227

		13,784,115

Taiwan – 2.5%
377,409	Delta Electronics, Inc. (Information Technology)	3,887,396

United Kingdom – 3.0%
1,244,559	DS Smith PLC (Materials)	4,684,595

United States – 45.3%
10,542	Albemarle Corp. (Materials)	2,040,193
28,333	Aptiv PLC (Consumer Discretionary)*	2,495,571
84,400	Ball Corp. (Materials)	4,317,904
149,775	Bloom Energy Corp., Class A (Industrials)*	2,054,913
21,839	Danaher Corp. (Health Care)	5,014,671
58,441	Danimer Scientific, Inc. (Materials)*(b)	168,894
30,328	Darling Ingredients, Inc. (Consumer Staples)*	1,922,189
50,871	DocuSign, Inc. (Information Technology)*	2,869,124
35,991	Ecolab, Inc. (Materials)	5,940,315
76,646	Energy Recovery, Inc. (Industrials)*	1,824,941
43,206	Itron, Inc. (Information Technology)*	2,926,342
73,950	NextEra Energy, Inc. (Utilities)	5,432,367

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
118,255	Nuvve Holding Corp. (Industrials)*	$ 61,493
423,924	Oatly Group AB ADR (Consumer Staples)*(b)	669,800
30,379	Schneider Electric SE (Industrials)	5,225,329
174,642	Shoals Technologies Group, Inc., Class A (Industrials)*	4,102,341
12,091	SolarEdge Technologies, Inc. (Information Technology)*	3,443,880
85,745	Tattooed Chef, Inc. (Consumer Staples)*	46,834
17,302	Trane Technologies PLC (Industrials)	2,824,205
22,056	Waste Connections, Inc. (Industrials)	3,013,952
33,217	Waste Management, Inc. (Industrials)	5,378,497
126,271	Westrock Co. (Materials)	3,536,851
27,306	Wolfspeed, Inc. (Information Technology)*	1,311,780
42,590	Xylem, Inc. (Industrials)	4,267,518

		70,889,904

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $190,846,452)		$154,157,761

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,182,847	5.003%	$ 1,182,847
(Cost $1,182,847)

TOTAL INVESTMENTS – 99.4% (Cost $192,029,299)		$155,340,608

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		1,049,256

NET ASSETS – 100.0%		$156,389,864

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Market Value

Industrials	34.2%
Materials	25.7
Information Technology	18.3
Utilities	12.8
Health Care	3.2
Consumer Staples	1.7
Energy	1.7
Consumer Discretionary	1.6
Securities Lending Reinvestment Vehicle	0.8

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%
Communication Services – 2.6%
15,127	Cellnex Telecom SA (Spain)*(a)	$ 611,371

Energy – 2.0%
3,264	Cheniere Energy, Inc.	456,209

Health Care – 1.3%
46,566	Chartwell Retirement Residences (Canada)	308,659

Industrials – 14.0%
144,950	Airports of Thailand PCL NVDR (Thailand)*	294,690
113,300	Enav SpA (Italy)(a)	477,117
15,814	Ferrovial SA (Spain)	488,077
2,106	Norfolk Southern Corp.	438,427
117,285	Transurban Group (Australia)	1,126,371
4,189	Vinci SA (France)	474,814

		3,299,496

Materials – 1.2%
824	Linde PLC	291,416

Real Estate – 50.1%
4,933	Alexandria Real Estate Equities, Inc. REIT	559,698
11,045	American Homes 4 Rent, Class A REIT	378,623
4,354	American Tower Corp. REIT	803,052
3,928	AvalonBay Communities, Inc. REIT	683,393
27,467	Big Yellow Group PLC REIT (United Kingdom)	391,490
19,516	CTP NV (Netherlands)(a)	249,672
5,723	Digital Realty Trust, Inc. REIT	586,379
1,232	Equinix, Inc. REIT	918,518
6,953	Equity LifeStyle Properties, Inc. REIT	439,221
3,309	Extra Space Storage, Inc. REIT	477,389
23,340	Goodman Group REIT (Australia)	296,501
51	Hoshino Resorts REIT, Inc. REIT (Japan)	250,045
17,366	Invitation Homes, Inc. REIT	588,360
188	Nippon Prologis REIT, Inc. REIT (Japan)	393,183
10,495	Prologis, Inc. REIT	1,307,152
847	Public Storage REIT	239,955
2,127	SBA Communications Corp. REIT	471,726
45,779	Segro PLC REIT (United Kingdom)	452,547
5,086	Terreno Realty Corp. REIT	311,924

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
32,429	UNITE Group PLC (The) REIT (United Kingdom)	$ 359,723
7,571	Ventas, Inc. REIT	326,613
13,186	VICI Properties, Inc. REIT	407,843
16,710	Vonovia SE (Germany)	305,697
7,827	Welltower, Inc. REIT	583,973

		11,782,677

Utilities – 26.8%
15,571	AES Corp. (The)	307,371
4,140	Ameren Corp.	335,630
2,893	American Water Works Co., Inc.	417,894
8,020	CMS Energy Corp.	465,000
25,383	Engie SA (France)	379,988
6,307	Eversource Energy	436,634
69,855	National Grid PLC (United Kingdom)	957,556
13,568	NextEra Energy, Inc.	996,705
2,784	Orsted AS (Denmark)(a)	243,120
8,848	Severn Trent PLC (United Kingdom)	304,093
11,676	Veolia Environnement SA (France)	342,812
5,423	WEC Energy Group, Inc.	473,699
9,709	Xcel Energy, Inc.	633,901

		6,294,403

TOTAL INVESTMENTS – 98.0% (Cost $25,742,202)		$23,044,231

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		472,238

NET ASSETS – 100.0%		$23,516,469

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Investment Abbreviations:
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Communication Services – 12.0%
116,044	Cellnex Telecom SA (Spain)*(a)	$ 4,690,019
30,955	Electronic Arts, Inc.	3,962,240
82,135	Match Group, Inc.*	2,833,657
22,404	NAVER Corp. (South Korea)	3,367,563
298,542	NetEase, Inc. (China)	5,056,899
40,072	Sea Ltd. ADR (Singapore)*	2,300,533
346,944	Snap, Inc., Class A*	3,538,829
68,314	Trade Desk, Inc. (The), Class A*	4,787,445
71,449	Yandex NV, Class A (Russia)*(b)	—

		30,537,185

Consumer Discretionary – 4.0%
23,525	Etsy, Inc.*	1,906,701
4,881	MercadoLibre, Inc. (Brazil)*	6,047,559
74,104	Trip.com Group Ltd. (China)*	2,377,917

		10,332,177

Financials – 5.0%
3,296	Adyen NV (Netherlands)*(a)	5,364,972
51,338	Fidelity National Information Services, Inc.	2,801,515
30,487	Jack Henry & Associates, Inc.	4,661,157

		12,827,644

Health Care – 2.3%
47,139	Hoya Corp. (Japan)	5,926,325

Industrials – 2.4%
25,766	Booz Allen Hamilton Holding Corp.	2,591,544
69,993	NIDEC Corp. (Japan)	3,476,731

		6,068,275

Information Technology – 71.4%
127,508	AppLovin Corp., Class A*	3,188,975
15,864	Arista Networks, Inc.*	2,638,818
7,633	ASM International NV (Netherlands)	3,298,960
15,085	Aspen Technology, Inc.*	2,472,733
15,399	Atlassian Corp., Class A*	2,783,985
25,655	Cadence Design Systems, Inc.*	5,923,996
12,913	CDW Corp.	2,217,033
74,101	Datadog, Inc., Class A*	7,032,926
492,804	Delta Electronics, Inc. (Taiwan)	5,075,990
34,211	DocuSign, Inc.*	1,929,500
120,798	Dynatrace, Inc.*	6,159,490

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
16,755	Enphase Energy, Inc.*	$ 2,913,359
54,343	Entegris, Inc.	5,719,601
80,704	Hamamatsu Photonics KK (Japan)	4,106,971
14,030	HubSpot, Inc.*	7,267,400
341,300	Hundsun Technologies, Inc., Class A (China)	2,034,638
107,327	Infineon Technologies AG (Germany)	3,973,854
19,602	Keysight Technologies, Inc.*	3,171,604
2,295,408	Kingdee International Software Group Co. Ltd. (China)*	3,049,499
16,038	KLA Corp.	7,104,674
434,914	Luxshare Precision Industry Co. Ltd., Class A (China)	1,666,220
132,546	Marvell Technology, Inc.	7,752,616
210,690	MediaTek, Inc. (Taiwan)	5,204,254
51,626	Micron Technology, Inc.	3,520,893
38,569	MKS Instruments, Inc.	3,753,149
10,955	MongoDB, Inc.*	3,218,469
25,623	Motorola Solutions, Inc.	7,223,636
25,317	Palo Alto Networks, Inc.*	5,402,395
41,678	Procore Technologies, Inc.*	2,520,269
57,753	RingCentral, Inc., Class A*	2,004,029
176,762	Sangfor Technologies, Inc., Class A (China)	3,091,065
9,934	ServiceNow, Inc.*	5,411,845
295,868	Silergy Corp. (China)	3,856,322
22,523	Snowflake, Inc., Class A*	3,724,403
26,785	Tokyo Electron Ltd. (Japan)	3,702,911
287,700	UiPath, Inc., Class A*	5,146,953
539,230	Unimicron Technology Corp. (Taiwan)	3,167,554
4,253,124	United Microelectronics Corp. (Taiwan)*	7,169,858
1,114,168	Vanguard International Semiconductor Corp. (Taiwan)	3,368,520
967,378	Venustech Group, Inc., Class A (China)	4,283,137
401,708	Viavi Solutions, Inc.*	3,952,807
31,468	Workday, Inc., Class A*	6,670,901
32,406	Zscaler, Inc.*	4,390,365

		182,266,577

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 1.4%
16,579	SBA Communications Corp. REIT	$ 3,676,891

TOTAL INVESTMENTS – 98.5% (Cost $296,082,550)		$251,635,074

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		3,827,035

NET ASSETS – 100.0%		$255,462,109

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2023:

FUTURE CONSUMER EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$21,898,177	$—	$—
Europe	26,957,271	—	—
North America	87,989,771	—	—
South America	3,377,734	—	—
Securities Lending Reinvestment Vehicle	624,251	—	—

Total	$140,847,204	$—	$—

FUTURE HEALTH CARE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$6,090,937	$—	$—
Europe	11,061,190	—	—
North America	87,226,386	—	—

Total	$104,378,513	$—	$—

FUTURE PLANET EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$25,891,105	$—	$—
Europe	57,314,643	—	—
North America	70,889,904	—	—
Oceania	62,109	—	—
Securities Lending Reinvestment Vehicle	1,182,847	—	—

Total	$155,340,608	$—	$—

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$643,228	$294,690	$—
Europe	6,038,078	—	—
North America	14,645,363	—	—
Oceania	1,422,872	—	—

Total	$22,749,541	$294,690	$—

FUTURE TECH LEADERS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$72,282,908	$—	$—
Europe	17,327,804	—	—
North America	155,976,803	—	—
South America	6,047,559	—	—

Total	$251,635,074	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of May 31, 2023, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections, less stringent accounting, corporate governance, financial reporting and disclosure standards, and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS FUTURE THEMATIC EQUITY ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund trading individually or in the aggregate at any point in time.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.